other long-term assets (Details) - CAD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
other long-term assets
Pension assets	$ 13	$ 155
Unbilled customer finance receivables	361	225
Derivative assets	40	76
Costs incurred to obtain or fulfill a contract with a customer	103	109
Real estate joint venture advances	114	104
Investment in real estate joint ventures	1	3
Investment in associate	69
Portfolio investments	236	110
Prepaid maintenance	50	55
Other	119	82
Total	$ 1,106	$ 919